Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	¥ (22,845)	¥ 37,880	¥ 27,347
Reclassifications, taxes	(4,360)	4,071	7,229
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	1,865	8,703	(3,624)
Reclassifications, taxes	0
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(50,969)	3,382	38,539
Reclassifications, taxes	(1,960)	6,963	9,729
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	26,259	25,795	(7,568)
Reclassifications, taxes	¥ (2,400)	¥ (2,892)	¥ (2,500)